UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21348

Name of Fund: BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Muni Intermediate Duration Fund, Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2010

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

BlackRock Muni Intermediate Duration Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Alabama - 2.0%	County of Jefferson Alabama, RB, Series A, 5.50%, 1/01/21	$5,500	$3,301,815
	County of Jefferson Alabama, RB, Series A, 5.25%, 1/01/23	6,500	3,836,885
	Tuscaloosa Special Care Facilities Financing Authority, RB, Capstone Village, Series A, 5.63%, 8/01/25 (a)(b)	6,600	3,146,484

			10,285,184

Arizona - 4.6%	City of Tucson Arizona, COP (AGC), 4.00%, 7/01/20	1,745	1,676,160
	City of Tucson Arizona, COP (AGC), 4.25%, 7/01/21	1,870	1,806,252
	City of Tucson Arizona, COP (AGC), 4.25%, 7/01/22	1,895	1,799,852
	City of Tucson Arizona, COP (AGC), 4.50%, 7/01/23	2,030	1,970,623
	City of Tucson Arizona, COP (AGC), 4.50%, 7/01/24	2,120	2,046,160
	City of Tucson Arizona, COP, Refunding (AGC), 4.00%, 7/01/20	2,325	2,233,279
	Maricopa County IDA, Arizona, RB, Arizona Charter Schools Project 1, Series A, 6.63%, 7/01/20	2,820	2,126,957
	Pima County IDA, RB, Arizona Charter Schools Project, Series C, 6.70%, 7/01/21	975	801,518
	Pima County IDA, RB, Charter Schools, Series K, 6.38%, 7/01/13 (c)	820	971,495
	Pima County IDA, RB, Charter Schools, Series K, 6.38%, 7/01/31	930	663,016
	Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/25	4,000	4,259,800
	Vistancia Community Facilities District, Arizona, GO, 5.00%, 7/15/14	3,135	3,022,986

			23,378,098

California - 16.0%	Antelope Valley Healthcare District, California, RB, Series A, 5.25%, 9/01/17	8,000	7,011,280
	California Pollution Control Financing Authority, RB, Refunding, Pacific Gas & Electric, Series A (MBIA), AMT, 5.35%, 12/01/16	17,730	17,857,479

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathway Assurance Corp.
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance
(National Public Finance Guaranty Corp.)
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
S/F	Single-Family
TAN	Tax Anticipation Notes

BlackRock Muni Intermediate Duration Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	California Pollution Control Financing Authority, RB, Republic Services Inc. Project, Series B, AMT, 5.25%, 6/01/23	$605	$583,976
	California Pollution Control Financing Authority, RB, Waste Management Inc. Project, Series A-2, AMT, 5.40%, 4/01/25	1,240	1,137,861
	California State Department of Water Resources, RB, Series A, 5.38%, 5/01/12 (c)	5,000	5,663,350
	California State Public Works Board, RB, Department Corrections, Series C, 5.50%, 6/01/20	10,000	10,100,000
	California Statewide Communities Development Authority, RB, Health Facilities, Memorial Health Services, Series A, 6.00%, 10/01/23	2,500	2,553,250
	City of Sacramento California, Special Tax, North Natomas Community Facilities, Series 4-C, 5.60%, 9/01/20	585	506,979
	City of Sacramento California, Special Tax, North Natomas Community Facilities, Series 4-C, 5.75%, 9/01/22	1,715	1,455,984
	City of Sacramento California, Special Tax, North Natomas Community Facilities, Series 4-C, 5.90%, 9/01/23	500	426,085
	City of Sacramento California, Special Tax, North Natomas Community Facilities, Series 4-C, 6.00%, 9/01/28	2,990	2,462,534
	Golden State Tobacco Securitization Corp., California, RB, Asset Backed, Senior, Series A-1, 5.00%, 6/01/15	5,000	4,656,300
	Los Angeles Regional Airports Improvement Corp., California, RB, Refunding, Facilities, Laxfuel Corp., Los Angeles International Airport (AMBAC), AMT, 5.50%, 1/01/32	1,435	1,325,538
	Rowland Unified School District, California, GO, 2000 Election, Series B (FSA), 5.25%, 8/01/27	1,515	1,540,104
	State of California, GO, 5.50%, 4/01/28	15	15,171
	State of California, GO, Election of 2006, 5.50%, 4/01/14 (c)	14,795	17,339,296
	State of California, GO (MBIA), 5.25%, 2/01/27	5,000	5,015,850
	Tustin Unified School District, California, Special Tax, Senior Lien, Community Facilities District 97, 1, Series A (FSA), 5.00%, 9/01/32	2,610	2,342,997

			81,994,034

Colorado - 2.2%	Elk Valley Public Improvement, RB, Public Improvement Fee, Series A, 7.10%, 9/01/14	700	693,322
	Montrose Memorial Hospital, RB, 6.38%, 12/01/23	2,250	2,123,775
	Plaza Metropolitan District No. 1, Colorado, TAN, Public Improvement Fee, Tax Increment, 7.50%, 12/01/15	7,500	7,063,950
	Southlands Metropolitan District No. 1, GO, 6.75%, 12/01/14 (c)	1,000	1,168,570

			11,049,617

Connecticut - 0.2%	Connecticut State Development Authority, RB, Learjet Inc.Project, AMT, 7.95%, 4/01/26	1,160	1,167,076

BlackRock Muni Intermediate Duration Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Florida - 5.7%	County of Miami-Dade Florida, RB, Miami International Airport (MBIA), AMT, 5.75%, 10/01/19	$5,500	$5,535,035
	County of Miami-Dade Florida, Refunding RB (BHAC), Series C, 5.00%, 10/01/23	9,000	9,528,570
	Harbor Bay Community Development District, Florida, Special Assessment, 6.75%, 5/01/34	2,820	1,879,163
	Highlands County Health Facilities Authority, RB, Adventist Health, Series G, 5.13%, 11/15/16 (c)	35	41,035
	Midtown Miami Community Development District, Special Assessment, Series A, 6.00%, 5/01/24	3,330	2,480,683
	Midtown Miami Community Development District, Special Assessment, Series B, 6.50%, 5/01/37	1,950	1,359,657
	Orlando Urban Community Development District, Florida, Special Assessment, Capital Improvement, 6.00%, 5/01/20	755	600,006
	Panther Trace II Community Development District, 5.13%, 11/01/13	2,205	1,422,203
	Portofino Shores Community Development District, Special Assessment, Series A, 6.40%, 5/01/34	1,085	934,131
	South Lake County Hospital District, RB, South Lake Hospital Inc., 6.63%, 10/01/23	2,390	2,345,666
	Sterling Hill Community Development District, Special Assessment, Series B, 5.50%, 11/01/10	170	152,900
	University of Florida Research Foundation Inc., RB (AMBAC), 5.13%, 9/01/33	4,000	3,140,400

			29,419,449

Guam - 0.8%	Territory of Guam, GO, Series A, 6.00%, 11/15/19	1,530	1,500,318
	Territory of Guam, RB, Section 30, Series A, 5.38%, 12/01/24	2,620	2,587,224

			4,087,542

Idaho - 0.8%	City of Boise City Idaho, COP (MBIA), AMT, 5.50%, 9/01/25	4,000	3,903,960
	Idaho Housing & Finance Association, RB, S/F Mortgage, Series F-2 (FHA), AMT, 5.85%, 7/01/15	240	248,820

			4,152,780

Illinois - 7.4%	City of Chicago Illinois, RB, General, Airport 3rd Lien, Series B-2 (FSA), AMT, 5.75%, 1/01/23	8,130	8,224,145
	City of Chicago Illinois, RB, General, Airport 3rd Lien, Series B-2 (Syncora), AMT, 6.00%, 1/01/29	2,510	2,524,307
	City of Chicago Illinois, Refunding RB, General, Airport, 3rd Lien, Series A-2 (FSA), AMT, 5.75%, 1/01/19	2,550	2,608,624
	Du Page & Will Counties Community School District No. 204 Indian, GO, School Building, Series A (MBIA), 5.25%, 12/30/22	8,650	9,340,702

BlackRock Muni Intermediate Duration Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Illinois Finance Authority, RB, Community Rehabilitation Providers Facilities, Series A, 6.63%, 7/01/32	$6,930	$6,263,542
	Illinois Finance Authority, RB, Landing at Plymouth Place Project, Series A, 6.00%, 5/15/25	1,800	1,448,514
	Village of Hodgkins Illinois, RB, MBM Project, AMT, 5.90%, 11/01/17	6,000	5,983,860
	Village of Wheeling Illinois, TAN, North Milwaukee, Lake-Cook TIF Project, 6.00%, 1/01/25	1,580	1,264,679

			37,658,373

Indiana - 0.4%	County of Jasper Indiana, Refunding RB, Northern, Series C, Remarketed (MBIA), 5.85%, 4/01/19	2,000	2,018,620

Kansas - 0.7%	City of Dodge City Kansas, RB (AGC), 4.00%, 6/01/24	2,245	2,186,495
	Kansas Development Finance Authority, RB, Adventist Health, 5.00%, 11/15/23	1,500	1,484,790

			3,671,285

Kentucky - 1.7%	Kentucky State Property & Buildings Commission, Kentucky, RB, Refunding, Project No. 93 (AGC), 5.25%, 2/01/24	8,000	8,605,680

Louisiana - 2.7%	Louisiana Public Facilities Authority, RB, Nineteenth Judicial District Court (MBIA), 5.50%, 6/01/41	2,000	1,967,360
	Louisiana Public Facilities Authority, RB, University New Orleans Research and Technology (MBIA), 5.25%, 3/01/26	6,965	6,964,652
	New Orleans Aviation Board, Louisiana, Refunding RB, Restructuring Garbs, Series A-2 (AGC), 6.00%, 1/01/23	850	909,228
	Port Lake Charles Louisiana, Refunding RB, Continental Grain Co. Project, 6.50%, 1/01/17	5,000	4,301,800

			14,143,040

Maine - 0.3%	Portland Housing Development Corp., RB, Senior Living, Series A, 6.00%, 2/01/34	1,965	1,516,469

Maryland - 0.1%	Maryland Industrial Development Financing Authority, RB, Our Lady of Good Counsel School, Series A, 6.00%, 5/01/35	500	370,105

Massachusetts - 1.5%	Massachusetts Bay Transportation Authority, RB, Senior, Series A, 5.00%, 7/01/12 (c)	4,560	5,077,423
	Massachusetts Development Finance Agency, RB, Ogden Haverhill Project, Series B, AMT, 5.35%, 12/01/15	1,210	1,070,535
	Massachusetts Development Finance Agency, RB, Ogden Haverhill Project, Series B, AMT, 5.50%, 12/01/19	2,000	1,686,300

			7,834,258

Michigan - 2.9%	Macomb County Hospital Finance Authority, Michigan, RB, Mount Clemens General Hospital, Series B, 5.88%, 11/15/13 (c)	2,325	2,736,409
	Michigan State Hospital Finance Authority, Michigan, RB, Hospital, Oakwood Obligation Group, Series A, 6.00%, 4/01/22	4,795	4,756,784
	Wayne County Airport Authority, RB, Detroit Metropolitan Wayne County Airport (AGC), AMT, 4.75%, 12/01/18	7,665	7,184,711

			14,677,904

BlackRock Muni Intermediate Duration Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Minnesota - 1.1%	Minneapolis & Saint Paul Housing & Redevelopment Authority, RB, Healthpartners Obligation Group Project, 6.00%, 12/01/19	$1,000	$1,009,380
	Minneapolis & Saint Paul Housing & Redevelopment Authority, RB, Healthpartners Obligation Group Project, 6.00%, 12/01/21	2,545	2,535,991
	Minnesota State Municipal Power Agency, RB, Series A, 5.25%, 10/01/24	2,000	2,046,120

			5,591,491

Mississippi - 1.4%	Mississippi Business Finance Corp., RB, System Energy Resource Inc. Project, 5.88%, 4/01/22	5,000	4,535,900
	Mississippi Business Finance Corp., Refunding RB, System Energy Resource Inc. Project, 5.90%, 5/01/22	2,910	2,644,841

			7,180,741

Northern Mariana Islands - 1.0%	Commonwealth of the Northern Mariana Islands, GO, Series A, 6.75%, 10/01/13 (c)	4,000	4,715,200
	Commonwealth of the Northern Mariana Islands, GO, Series A, 6.75%, 10/01/33	250	224,063

			4,939,263

Nevada - 0.3%	Clark County Improvement District, Nevada, Special Assessment, Special Improvement District No. 142, Local Improvement, 6.38%, 8/01/23	2,155	1,691,050

New Jersey - 11.8%	Garden State Preservation Trust, RB, 2005 Series A (FSA), 5.80%, 11/01/21	3,635	4,142,301
	Garden State Preservation Trust, RB, 2005 Series A (FSA), 5.80%, 11/01/23	5,050	5,700,541
	New Jersey EDA, RB, Cigarette Tax, 5.75%, 6/15/29	9,810	8,160,939
	New Jersey EDA, RB, Continental Airlines Inc. Project, AMT, 6.63%, 9/15/12	5,540	5,088,158
	New Jersey EDA, RB, Motor Vehicle Surcharge Revenue, Series A (MBIA), 5.25%, 7/01/33	17,900	17,400,411
	New Jersey EDA, RB, Series B, New Jersey, American Water (AMBAC), AMT, 5.13%, 4/01/22	5,000	4,691,200
	New Jersey EDA, Refunding RB, School Facilities Construction, Series AA, 4.25%, 12/15/24	5,000	4,824,450
	New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series X, AMT, 5.10%, 10/01/23	4,500	4,512,195
	New Jersey Transportation Trust Fund Authority, New Jersey, RB, Transportation System, Series D (AMBAC), 5.00%, 6/15/18	4,215	4,458,332
	South Jersey Port Corporation, RB, Marine Terminal, Series O-1 (AGC), 4.63%, 1/01/23	1,375	1,405,511

			60,384,038

New Mexico - 2.1%	New Mexico Finance Authority, RB, Senior Lien, Series A (MBIA), 5.13%, 6/15/18	9,520	10,546,827

BlackRock Muni Intermediate Duration Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

New York - 30.6%	City of New York New York, GO, Series D1, 5.13%, 12/01/26	$4,615	$4,758,296
	City of New York New York, GO, Sub-Series B-1, 5.25%, 9/01/22	8,250	8,801,925
	City of New York New York, GO, Sub-Series I-1, 5.50%, 4/01/21	5,000	5,504,650
	Dutchess County Industrial Development Agency, New York, RB, Saint Francis Hospital, Series B, 7.25%, 3/01/19	965	916,171
	Long Island Power Authority, RB, Series A, 5.50%, 4/01/24	1,475	1,561,022
	Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/25	4,000	4,224,360
	Metropolitan Transportation Authority, RB, Transportation, Series A, 5.00%, 11/15/25	1,980	1,996,691
	New York City Industrial Development Agency, RB, Continental Airlines Inc., AMT, 8.38%, 11/01/16	3,500	2,455,285
	New York City Industrial Development Agency, RB, Special Needs Facilities Pooled Program, C-1, 6.80%, 7/01/19	2,055	1,764,567
	New York City Industrial Development Agency, Refunding RB, NY Stock Exchange Project, Series A, 4.25%, 5/01/24	2,740	2,581,820
	New York City Transitional Finance Authority, RB, Fiscal 2007, Series S-1 (MBIA), 5.00%, 7/15/24	500	507,730
	New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.00%, 1/15/23	3,560	3,662,350
	New York State Dormitory Authority, RB, Court Facilities, Series A, 5.25%, 5/15/12	5,580	6,092,746
	New York State Dormitory Authority, RB, Insured, Mount Sinai Medical School, Series A (MBIA), 5.15%, 7/01/24	1,000	1,013,300
	New York State Dormitory Authority, RB, Mental Health Services Facilities Improvement, Series A (FSA), 5.00%, 2/15/22	4,000	4,172,480
	New York State Dormitory Authority, RB, Municipal Health Facilities, Lease, Sub-Series 2-4, 5.00%, 1/15/27	6,900	6,947,127
	New York State Dormitory Authority, RB, North Shore L I Jewish Group, 5.00%, 5/01/12	1,000	1,065,450
	New York State Dormitory Authority, RB, School District Financing Program, Series D (MBIA), 5.25%, 10/01/23	9,540	9,650,092
	New York State Dormitory Authority, RB, University Rochester, Series A, 4.00%, 7/01/23	1,010	960,773
	New York State Dormitory Authority, RB, University Rochester, Series A, 4.00%, 7/01/24	1,640	1,540,665
	New York State Dormitory Authority, RB, University Rochester, Series C, 4.00%, 7/01/22	765	734,928
	New York State Dormitory Authority, RB, University Rochester, Series C, 4.00%, 7/01/24	625	587,144
	New York State Dormitory Authority, RB, University Rochester, Series E, 4.00%, 7/01/22	940	903,049

BlackRock Muni Intermediate Duration Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	New York State Dormitory Authority, RB, University Rochester, Series E, 4.00%, 7/01/23	$975	$927,478
	New York State Dormitory Authority, RB, Mount Sinai Health, Series A, 6.63%, 7/01/18	2,385	2,451,494
	New York State Dormitory Authority, RB, Mount Sinai Health, Series A, 6.63%, 7/01/19	1,330	1,365,258
	New York State Dormitory Authority, RB, Yeshiva University, 4.00%, 9/01/23	2,860	2,784,725
	New York State Dormitory Authority, RB, Yeshiva University, 4.25%, 9/01/24	2,750	2,700,912
	New York State Energy Research & Development Authority, RB, Lilco Project, Series A (MBIA), 5.15%, 3/01/16	2,310	2,316,745
	New York State Environmental Facilities Corp., New York, RB, Environment, Series A (FGIC), 5.25%, 12/15/14 (c)	7,380	8,718,289
	New York State Thruway Authority, RB, Local Highway & Bridge, 5.50%, 4/01/17	60	64,909
	New York State Urban Development Corp., Refunding RB, Service Contract, Series B, 5.00%, 1/01/21	8,000	8,496,080
	Port Authority of New York & New Jersey, RB, Consolidated, 131 Senior Series (CIFG), AMT, 5.00%, 12/15/17	5,000	5,202,650
	Port Authority of New York & New Jersey, RB, Consolidated, One Hundred Fifty, Third, 5.00%, 7/15/24	2,010	2,150,479
	Saint Lawrence County Industrial Development Agency, New York, RB, Saint Lawrence University, Remarketed, 3.25%, 7/01/16	2,955	2,879,736
	Sales Tax Asset Receivable Corp., RB, Series A (MBIA), 5.00%, 10/15/20	9,070	9,899,270
	Tobacco Settlement Financing Corp., New York, RB, Asset Backed, Series A-4 (AMBAC), 5.25%, 6/01/22	6,510	6,670,276
	Tobacco Settlement Financing Corp., New York, RB, Series B-1C, 5.50%, 6/01/21	7,000	7,261,170
	Tobacco Settlement Financing Corp., New York, RB, Series B-1C, 5.50%, 6/01/22	10,000	10,329,700
	Tobacco Settlement Financing Corp., New York, RB, Series C-1 (FGIC), 5.50%, 6/01/20	9,750	10,161,255

			156,783,047

North Carolina - 0.9%	Gaston County Industrial Facilities & Pollution Control Financing Authority, North Carolina, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	3,105	1,740,880
	North Carolina Municipal Power Agency No. 1 Catawba, North Carolina, RB, Series A (MBIA), 5.25%, 1/01/20	2,700	2,764,233

			4,505,113

Ohio - 0.2%	Port of Greater Cincinnati Development Authority, Special Assessment, Coop Public Parking Infrastructure Project, 6.30%, 2/15/24	1,280	1,010,560

BlackRock Muni Intermediate Duration Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Pennsylvania - 8.8%	City of Philadelphia Pennsylvania, RB, 1975 General Ordinance, 17th Series (FSA), 5.38%, 7/01/22	$7,490	$7,679,422
	City of Philadelphia Pennsylvania, Refunding RB, Series B (FSA), AMT, 5.00%, 6/15/19	3,905	3,830,883
	City of Philadelphia Pennsylvania, RB, Series A (FSA), AMT, 5.00%, 6/15/20	2,895	2,818,138
	City of Pittsburgh Pennsylvania, GO, Refunding, Series B (FSA), 5.25%, 9/01/17	9,630	10,201,252
	City of Pittsburgh Pennsylvania, GO, Series C (FSA), 5.25%, 9/01/18	6,430	6,718,321
	Montgomery County IDA, Pennsylvania, RB, Mortgage, Whitemarsh Continuing Care, 6.00%, 2/01/21	3,500	2,564,240
	Pennsylvania Economic Development Financing Authority, RB, National Gypsum Co., Series A, Remarketed, AMT, 6.25%, 11/01/27	7,710	4,325,002
	Sayre Health Care Facilities Authority, RB, Guthrie Health, Series A, 6.25%, 12/01/11 (c)	1,105	1,249,877
	Sayre Health Care Facilities Authority, RB, Guthrie Health, Series A, 6.25%, 12/01/11 (c)	1,295	1,464,787
	Sayre Health Care Facilities Authority, RB, Guthrie Health, Series A, 6.25%, 12/01/11 (c)	2,215	2,505,409
	Sayre Health Care Facilities Authority, RB, Guthrie Health, Series A, 6.25%, 12/01/15	455	474,460
	Sayre Health Care Facilities Authority, RB, Guthrie Health, Series A, 6.25%, 12/01/16	785	816,157
	Sayre Health Care Facilities Authority, RB, Guthrie Health, Series A, 6.25%, 12/01/18	385	398,186

			45,046,134

Puerto Rico - 12.9%	Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A (AGC), 5.00%, 7/01/25	3,215	3,173,205
	Puerto Rico Electric Power Authority, RB, Series NN, 5.50%, 7/01/13 (c)	17,935	20,832,041
	Puerto Rico HFA, RB, Sub, Capital Fund Modernization, 5.13%, 12/01/27	13,900	13,915,290
	Puerto Rico Highway & Transportation Authority, RB, Series Y (FSA), 6.25%, 7/01/21	3,000	3,258,390
	Puerto Rico Highway & Transportation Authority, RB, Subordinate (FGIC), 5.75%, 7/01/21	4,375	4,271,662
	Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, RB, Special Facilities, American Airlines, Series A, 6.45%, 12/01/25	5,390	2,157,671
	Puerto Rico Public Buildings Authority, RB, Government Facilities, (Commonwealth) Series D, 5.25%, 7/01/27	3,930	3,482,648
	Puerto Rico Public Buildings Authority, RB, Government Facilities, Series I, 5.50%, 7/01/14 (c)	8,000	9,207,600

BlackRock Muni Intermediate Duration Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, M-3 (MBIA), 6.00%, 7/01/28	$1,900	$1,878,720
	Puerto Rico Public Finance Corp., RB, (Commonwealth), Series E, 5.50%, 2/01/12 (c)	3,535	3,892,601

			66,069,828

Rhode Island - 0.5%	Rhode Island Health & Educational Building Corp., RB, University Rhode Island, Series A (AGC), 4.75%, 9/15/24	2,500	2,511,850

South Carolina - 2.4%	County of Georgetown South Carolina, Refunding RB, International Paper Co. Project, Series A, 5.13%, 2/01/12	8,000	7,838,800
	Medical University Hospital Authority, Refunding RB, Series A (MBIA), 5.25%, 8/15/23	4,250	4,334,787

			12,173,587

South Dakota - 0.4%	Educational Enhancement Funding Corp., RB, Series B, 6.50%, 6/01/32	2,200	1,853,566

Tennessee - 2.3%	Johnson City Health & Educational Facilities Board, RB, Appalachian Christian Village Project, Series A, 6.00%, 2/15/19	1,800	1,560,690
	Memphis-Shelby County Sports Authority Inc., Refunding RB, Memphis Arena Project, Series A, 5.00%, 11/01/23	2,695	2,641,531
	Memphis-Shelby County Sports Authority Inc., Refunding RB, Memphis Arena Project, Series A, 5.25%, 11/01/26	2,055	2,052,513
	Memphis-Shelby County Sports Authority Inc., Refunding RB, Memphis Arena Project, Series B, 5.00%, 11/01/22	1,000	987,820
	Shelby County Health Educational & Housing Facilities Board, RB, Germantown Village, Series A, 6.75%, 12/01/18	3,550	3,146,258
	Shelby County Health Educational & Housing Facilities Board, RB, Germantown Village, Series A, 7.00%, 12/01/23	1,450	1,230,093

			11,618,905

Texas - 8.0%	Bexar County Health Facilities Development Corp., Texas, RB, Army Retirement Residence Project, 6.30%, 7/01/12 (c)	1,500	1,719,990
	Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, AMT, 5.75%, 5/01/36	7,000	5,426,610
	City of Houston Texas, RB, Subordinate Lien, Series A (FSA), AMT, 5.50%, 7/01/23	5,790	5,795,327
	Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Refunding, Joint, Sub-Series A-2, Remarketed (MBIA), AMT, 6.10%, 11/01/24	1,500	1,501,035
	Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Series 2001-A-1, AMT, 6.15%, 1/01/16	4,000	3,753,920
	Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, Series A, Sub-Series 2, Remarketed, AMT, 9.00%, 5/01/29	3,000	1,471,800

BlackRock Muni Intermediate Duration Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Gulf Coast IDA, RB, Citgo Petroleum Corp. Project, AMT, 7.50%, 5/01/25	$2,440	$2,433,534
	Gulf Coast Waste Disposal Authority, Refunding RB, Series A, AMT, 6.10%, 8/01/24	2,000	1,760,200
	Houston Health Facilities Development Corp., RB, Buckingham Senior Living Community, Series A, 7.00%, 2/15/14 (c)	1,500	1,789,035
	Lower Colorado River Authority, RB, Samsung Austin Semiconductor, AMT, 6.95%, 4/01/30	7,420	6,986,227
	Sabine River Authority, Texas, Refunding RB, TXU Electric Co. Project, Series B, AMT, 5.75%, 5/01/30	5,000	3,876,150
	Texas State Affordable Housing Corporation, Texas, RB, Professional Educators Program, Series B (GNMA), AMT, 5.95%, 12/01/39	4,505	4,599,560

			41,113,388

U.S. Virgin Islands - 1.6%	United States Virgin Islands, RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	1,860	1,838,647
	Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery, AMT, 6.13%, 7/01/22	6,750	6,451,178

			8,289,825

Vermont - 0.6%	Vermont Educational & Health Buildings Financing Agency, RB, Hospital, Fletcher Allen Health, Series A (AMBAC), 6.00%, 12/01/23	3,000	2,910,060

Virginia - 2.5%	James City County IDA, Virginia, Refunding RB, First Mortgage, Williamsburg, Series A, 5.75%, 3/01/17	3,285	2,936,691
	James City County IDA, Virginia, Refunding RB, First Mortgage, Williamsburg, Series A, 6.00%, 3/01/23	1,150	936,008
	Tobacco Settlement Financing Corp., Virginia, RB, Asset Backed, 5.63%, 6/01/15 (c)	7,800	9,176,700

			13,049,399

	Total Municipal Bonds - 139.4%		713,298,186

	Municipal Bonds Transferred to Tender Option Bond Trusts (d)

California - 5.3%	City of San Jose California, GO, Libraries, Parks, Public Safety Project (MBIA), 5.00%, 9/01/30	3,101	3,110,144
	Peralta Community College District, California, GO, Election 2000, Series D (FSA), 5.00%, 8/01/30	10,140	9,984,554
	Sequoia Union High School District, California, GO, Refunding, Series B (FSA), 5.50%, 7/01/35	9,028	9,162,563
	Tamalpais Union High School District, California, GO, Election 2001 (FSA), 5.00%, 8/01/28	4,875	4,738,695

			26,995,956

Illinois - 2.6%	McHenry County Conservation District, Illinois, GO (FSA), 5.13%, 2/01/27	12,695	13,287,050

BlackRock Muni Intermediate Duration Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

Massachusetts - 1.7%	Massachusetts School Building Authority, RB, Series A (FSA), 5.00%, 8/15/30	$8,338	$8,464,002

New Jersey - 2.3%	JPMorgan Chase PUTTERS (FSA), 8.62%, 12/15/13	11,120	11,891,394

New York - 4.3%	JPMorgan Chase PUTTERS (MBIA), 9.48%, 3/15/13	10,000	10,175,700
	Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.25%, 10/15/27	11,100	11,812,509

			21,988,209

Texas - 6.4%	County of Harris, Texas, Refunding, RB, Senior Lien, Toll Road, Series A (FSA), 5.25%, 8/15/10 (c)	31,240	32,765,762

Washington - 2.1%	JPMorgan Chase PUTTERS (MBIA), 8.97%, 12/01/14	10,000	10,852,300

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 24.7%		126,244,673

	Total Long-Term Investments (Cost - $864,883,011) - 164.1%		839,542,859

	Short-Term Securities	Shares

	FFI Institutional Tax-Exempt Fund, 0.42% (e)(f)	4,000,000	4,000,000

	Total Short-Term Securities (Cost - $4,000,000) - 0.8%		4,000,000

	Total Investments (Cost - $868,883,011*) - 164.9%		843,542,859
	Other Assets Less Liabilities - 4.7%		24,230,911
	Liability for Trust Certificates, Including Interest Expense and Fees Payable - (13.5)%		(68,951,609)
	Preferred Shares, at Redemption Value - (56.1)%		(287,284,143)

	Net Assets Applicable to Common Shares - 100.0%		$511,538,018

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$800,224,468

Gross unrealized appreciation	$21,638,098
Gross unrealized depreciation	(47,162,511)

Net unrealized depreciation	$(25,524,413)

(a)	Non-income producing security.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	3,596,144	$14,981

(f)	Represents the current yield as of report date.

BlackRock Muni Intermediate Duration Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$4,000,000
Level 2 - Long-Term Investments[1]	839,542,859
Level 3	—

Total	$843,542,859

1 See above Schedule of Investments for values in each state or political classification.

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni Intermediate Duration Fund, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: September 22, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: September 22, 2009